Statements of Stockholders' Equity (Parentheticals) (USD $) In Thousands, unless otherwise specified	12 Months Ended			6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2013 Wedbush [Member]	Dec. 31, 2013 MLV [Member]	Jun. 30, 2013 MLV [Member]
Common stock financing costs	$ 1,200	$ 215	$ 1,000	$ 53	$ 25